SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
10. SHAREHOLDERS’ EQUITY

Authorized common stock, par value $1.00 per share, was 800 million shares at December 31, 2013, 2012 and 2011. Treasury stock is stated at cost. Dividends declared per share of common stock were $0.9650 for 2013, $0.8300 for 2012 and $0.7250 for 2011.

The company has 15 million shares, without par value, of authorized but unissued and undesignated preferred stock. The company’s former shareholder rights agreement was amended in December 2012 and the rights agreement was terminated as of December 31, 2012. Prior to termination of the rights agreement, 0.4 million shares of preferred stock were disignated as Series A Junior Participating Preferred Stock and were reserved for issuance in connection with the rights agreement, with the remaining 14.6 million shares of preferred stock being undesignated. Following termination of the rights agreement, a Certificate of Elimination of the Series A Junior Participating Preferred Stock was filed on January 2, 2013 with the Delaware Secretary of State to restore the 0.4 million shares designated as Series A Junior Participating Preferred Stock to the status of undesignated preferred stock.

Champion Acquisition

On April 10, 2013, the company issued 6,596,444 shares of common stock for the stock consideration portion of the Champion acquisition. Of the total shares issued, the company deposited 1,258,115 shares, or approximately $100 million of the total consideration, into an escrow fund to satisfy adjustments to the consideration and indemnification obligations of the acquired company’s stockholders. Further information related to the Champion acquisition is included in Note 4.

Nalco Merger

On December 1, 2011, the company issued 68,316,283 shares of common stock for the stock consideration portion of the Nalco merger. Further information related to the Nalco merger is included in Note 4.

Share Repurchases

In May 2011, the company’s Board of Directors authorized the repurchase of up to 15 million shares of common stock, including shares to be repurchased under Rule 10b5-1. In August 2011, the Finance Committee of the company’s Board of Directors, via delegation by the company’s Board of Directors, authorized the repurchase of an additional 10 million common shares which was contingent upon completion of the merger with Nalco.

In September 2011, under the existing Board authorization, subject to the completion of the Nalco merger, the company announced a $1.0 billion share repurchase program. As part of this program, in December 2011, the company entered into an accelerated share repurchase (“ASR”) agreement with a financial institution to repurchase $500 million of its common stock. Under the ASR, the company received 8,330,379 shares of its common stock in December 2011. The final per share purchase price and the total number of shares to be repurchased under the ASR agreement were generally based on the volume weighted average price of the company’s common stock during the term of the agreement. The ASR agreement ended in the first quarter of 2012. In connection with the finalization of the ASR agreement, the company received an additional 122,314 shares of common stock. All shares acquired under the ASR agreement were recorded as treasury stock. The company completed the $1.0 billion share repurchase program in the fourth quarter of 2013.

In addition to the ASR, the company reacquired 3,096,464 shares, 2,600,569 shares and 3,491,425 shares of its common stock in 2013, 2012 and 2011, respectively, through its share repurchase program through open market or private purchases. The number of shares repurchased in 2013 includes 1,258,115 shares the company repurchased from the Champion escrow account, with the cash paid to the beneficial shareholders deposited back into escrow. As of December 31, 2013, 12,713,632 shares remained to be repurchased under the company’s repurchase authorization. The company intends to repurchase all shares under its authorizations, for which no expiration date has been established, in open market or privately negotiated transactions, subject to market conditions.

The company also reacquired 346,941 shares, 734,857 shares and 187,454 shares of its common stock in 2013, 2012 and 2011, respectively, related to the exercise of stock options and the vesting of stock awards and units.